Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Sep. 30, 2015
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	March 31, 2016	September 30, 2015
Laboratory equipment	$10,840,204	$10,936,364
Leasehold improvements	9,927,614	9,889,521
Computer software and hardware	409,684	402,075
Construction in process	940,621	175,425
	22,118,123	21,403,385
Less: accumulated depreciation and amortization	(4,759,735)	(3,643,447)
	$17,358,388	$17,759,938

	September 30,
	2014	2015
Laboratory equipment	$6,847,970	$10,936,364
Leasehold improvements	2,756,291	9,889,521
Computer software and hardware	224,150	402,075
Construction in process	—	175,425
	9,828,411	21,403,385
Less: accumulated depreciation and amortization	(1,818,847)	(3,643,447)
	$8,009,564	$17,759,938

Schedule of future minimum lease payments under capital leases
2016	$1,087,192
2017	1,053,748
2018	295,010
2,435,950
Less: amounts representing interest	(353,728)
Less: current portion	(862,849)
Capital lease obligations, excluding current portion	$1,219,373